Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contractual commitments [Line Items]
Contractual capital commitments	$ 48.3	$ 65.3
Less than 1 year
Contractual commitments [Line Items]
Contractual capital commitments	$ 48.1